Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Activity and Various Other Information Relative to Stock Options

A summary of activity and various other information relative to stock options for the year ended December 31, 2014 is presented in the tables below (in thousands, except exercise price).

	Common Shares	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Outstanding at beginning of period	837	$5.73
Granted	—	—
Exercised	(238)	4.59
Expired	—	—
Forfeited	(3)	7.66

Outstanding at end of period	596	$6.18	$13,894

Exercisable at end of period	532	$5.97	$12,495

Other Information Relative to Option Activity

Other information relative to option activity during the three years ended December 31, 2014 is as follows (in thousands):

	2014	2013	2012
Total grant date fair value of stock options vested	$630	$723	$878

Total intrinsic value of stock options exercised	$5,912	$25,846	$4,992

Cash proceeds from exercise of stock options	$1,094	$3,318	$823

Summary of Activity Relative to RSU's

A summary of activity relative to RSUs for the year ended December 31, 2014 is follows (in thousands, except weighted average grant date fair value):

	Number of RSU’s	Weighted- Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding at beginning of period	137	$22.53
Granted	71	28.64
Vested	(35)	22.57
Forfeited	(9)	24.85

Outstanding at end of period	164	$25.04	$4,839

Stock Based Compensation Expense Recorded in Consolidated Statements of Income

Total stock based compensation expense recorded for the three years ended December 31, 2014, which is recorded in our Consolidated Statements of Income, is as follows (in thousands):

	Years Ended December 31,
	2014	2013	2012
Cost of revenues (excluding depreciation and amortization)	$86	$81	$45
Product development	201	144	133
Sales and marketing	224	175	151
Other general and administrative	1,114	1,058	807

Total stock based compensation expense	$1,625	$1,458	$1,136